Technology and content expense (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Technology and content expense
Employee benefits expense - Technology and content	€ 3,197	€ 3,157	€ 10,018	€ 9,562
IT maintenance and infrastructure expense	3,115	3,827	10,522	9,982
Technology and content expense	€ 6,312	€ 6,984	€ 20,540	€ 19,544